Condensed Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (3,719,296)	$ (10,584,792)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in fair value of derivative liabilities	3,013,001	9,039,000
Transaction costs allocated to derivative warrant liabilities	587,958
Interest earned on investments held in Trust Account	(18,241)	(60,666)
Changes in operating assets and liabilities:
Prepaid expenses	(113,867)	(142,947)
Accrued expenses	90,471	44,213
Net cash used in operating activities	(159,974)	(1,705,192)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(253,000,000)
Net cash used in investing activities	(253,000,000)
Cash Flows from Financing Activities:
Payment of offering costs	(358,856)	(27,810)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	248,390,000
Proceeds from note payable to related party	240,000
Repayment of note payable to related party	(240,000)
Proceeds from sale of Private Placement Warrants	7,000,000
Net cash used in financing activities	255,056,144	(27,810)
Net Change in Cash	1,896,170	(1,733,002)
Cash – Beginning of period	0	1,896,170
Cash – End of period	1,896,170	163,168
Non-Cash financing activities:
Change in value of Class A common stock subject to possible redemption	(3,130,020)	$ (10,584,790)
Initial value of Class A common stock subject to possible redemption	224,536,340
Deferred underwriting fee payable	8,067,500
Offering costs included in accrued offering costs	$ 27,981